UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     -------------------------------------------

                           Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:      09/30
                            ----------------------------------
Date of reporting period:   12/31/10
                            ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Core Bond Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 33.0%
$     22,000   Accellent, Inc., 8.375%, 2/1/17                    $      22,550
      23,000   Accuride Corp., 144a, 9.500%, 8/1/18                      24,897
      40,000   ACE Hardware Corp., 144a, 9.125%, 6/1/16                  42,800
      85,000   AES Corp., 8.000%, 10/15/17                               89,887
      50,000   AK Steel Corp., 7.625%, 5/15/20                           50,125
      15,000   Ally Financial, Inc., 144a, 7.500%, 9/15/20               15,731
      39,000   Amsted Industries, Inc., 144a, 8.125%, 3/15/18            41,389
     295,000   Anheuser-Busch InBev Worldwide, Inc., 144a,
                 8.200%, 1/15/39                                        400,197
     135,000   Apria Healthcare Group, Inc., 11.250%, 11/1/14           147,488
      75,000   ARAMARK Corp., 8.500%, 2/1/15                             78,375
     325,000   ArcelorMittal, 5.375%, 6/1/13                            345,460
     300,000   AT&T, Inc., 6.550%, 2/15/39                              326,536
      90,000   Atlas Energy Operating Co. LLC / Atlas Energy
                 Finance Corp., 12.125%, 8/1/17                         113,850
      25,000   Axcan Intermediate Holdings, Inc., 12.750%,
                 3/1/16                                                  25,687
     275,000   Bank of America Corp. MTN, 7.375%, 5/15/14               305,685
     135,000   Basic Energy Services, Inc., 11.625%, 8/1/14             149,850
     305,000   Brandywine Operating Partnership LP, 5.400%,
                 11/1/14                                                314,870
     190,000   Burlington Northern Santa Fe LLC, 5.750%,
                 5/1/40                                                 196,577
      10,000   BWAY Holding Co., 144a, 10.000%, 6/15/18                  10,788
      30,000   Calpine Corp., 144a, 7.500%, 2/15/21                      29,550
      25,000   Calpine Corp., 144a, 7.875%, 7/31/20                      25,312
      30,000   Capella Healthcare, Inc., 144a, 9.250%, 7/1/17            31,800
      27,000   Cascades, Inc., 7.750%, 12/15/17                          28,147
     275,000   Caterpillar Financial Services Corp. MTN,
                 5.450%, 4/15/18                                        301,793
      15,000   CCO Holdings LLC / CCO Holdings Capital
                 Corp., 7.875%, 4/30/18                                  15,525
     320,000   CenterPoint Energy, Inc., 5.950%, 2/1/17                 343,822
      50,000   Cenveo Corp., 8.875%, 2/1/18                              48,375
      60,000   Cequel Communications Holdings l LLC and
                 Cequel Capital Corp., 144a, 8.625%, 11/15/17            62,700
      20,000   CIT Group, Inc., 7.000%, 5/1/16                           20,075
      10,000   CIT Group, Inc., 7.000%, 5/1/17                           10,025
       5,000   Citadel Broadcasting Corp., 144a, 7.750%,
                 12/15/18                                                 5,175
     250,000   Citigroup, Inc., 5.500%, 4/11/13                         266,207
       1,000   Clear Channel Worldwide Holdings, Inc., 9.250%,
                 12/15/17                                                 1,087
      16,000   Clear Channel Worldwide Holdings, Inc., Ser B,
                 9.250%, 12/15/17                                        17,520
      29,000   Cloud Peak Energy Resources LLC / Cloud Peak
                 Energy Finance Corp., 8.500%, 12/15/19                  31,755
     230,000   CMS Energy Corp., 6.250%, 2/1/20                         234,722
      15,000   CMS Energy Corp., 8.750%, 6/15/19                         17,643
      32,000   Coffeyville Resources LLC, 144a, 10.875%,
                 4/1/17                                                  34,400
     235,000   Comcast Corp., 5.700%, 7/1/19                            256,915
     117,000   Communications & Power Industries, Inc.,
                 8.000%, 2/1/12                                         117,000
      10,000   Consol Energy, Inc., 144a, 8.250%, 4/1/20                 10,800
      10,000   Consol Energy, Inc., 144a, 8.000%, 4/1/17                 10,650
      24,000   Cooper-Standard Automotive, Inc., 144a, 8.500%,
                 5/1/18                                                  25,440
     135,000   Copano Energy LLC / Copano Energy Finance
                 Corp., 8.125%, 3/1/16                                  139,050
     275,000   Credit Suisse New York MTN, 4.375%, 8/5/20               269,995
      45,000   Cricket Communications, Inc., 7.750%, 5/15/16             46,688
      12,000   Crosstex Energy, 8.875%, 2/15/18                          12,855
      50,000   CSC Holdings LLC, 8.625%, 2/15/19                         56,500
     265,000   DirecTV Holdings LLC / DirecTV Financing Co.,
                 Inc., 7.625%, 5/15/16                                  293,819
     230,000   Enel Finance International SA, 144a, 6.250%,
                 9/15/17                                                251,206
      11,000   Entravision Communications Corp., 144a,
                 8.750%, 8/1/17                                          11,605
     100,000   Equinox Holdings, Inc., 144a, 9.500%, 2/1/16             105,625
      35,000   Fisher Communications, Inc., 8.625%, 9/15/14              35,525
      57,000   Frontier Communications Corp., 8.500%, 4/15/20            62,272
     270,000   General Electric Capital Corp. MTN, 5.625%,
                 5/1/18                                                 294,439
      50,000   Genesis Energy LP / Genesis Energy Finance
                 Corp., 144a, 7.875%, 12/15/18                           49,750
     135,000   GenOn Energy, Inc., 7.875%, 6/15/17                      130,950
     240,000   Goldman Sachs Group, Inc., 7.500%, 2/15/19               279,838
      28,000   Goodyear Tire & Rubber, 10.500%, 5/15/16                  31,920
     135,000   HCA, Inc., 9.625%, 11/15/16                              144,619
     175,000   Health Care REIT, Inc., 6.125%, 4/15/20                  184,216
      78,000   Helix Energy Solutions Group, Inc., 144a,
                 9.500%, 1/15/16                                         80,145
      50,000   Hilcorp Energy, 144a, 7.750%, 11/1/15                     51,625
      75,000   Hilcorp Energy, 144a, 9.000%, 6/1/16                      79,313
     135,000   Holly Energy Partners LP / Holly Energy
                 Finance Corp., 6.250%, 3/1/15                          133,650
     130,000   HSBC Bank PLC, 144a, 3.500%, 6/28/15                     133,264
      27,000   Icon Health & Fitness, 144a, 11.875%, 10/15/16            27,270
      22,000   Inergy LP / Inergy Finance Corp., 144a,
                 7.000%, 10/1/18                                         22,165
     135,000   Ingles Markets, Inc., 8.875%, 5/15/17                    144,450
      30,000   Insight Communications Co., Inc., 144a,
                 9.375%, 7/15/18                                         31,950
     110,000   Intergen NV, 144a, 9.000%, 6/30/17                       116,600
      53,000   International Lease Finance Corp., 144a,
                 8.750%, 3/15/17                                         56,842
     100,000   Iron Mountain, Inc., 8.000%, 6/15/20                     105,000
     175,000   JPMorgan Chase & Co., 4.250%, 10/15/20                   170,914
      38,000   Kemet Corp., 144a, 10.500%, 5/1/18                        40,850
      30,000   Koppers, Inc., 7.875%, 12/1/19                            32,175
     170,000   Kraft Foods, Inc., 4.125%, 2/9/16                        178,452
       8,000   Lear Corp., 7.875%, 3/15/18                                8,560
      54,000   Libbey Glass, Inc., 144a, 10.000%, 2/15/15                58,050
      16,000   Liberty Mutual Group, Inc., 144a, 10.750%,
                 6/15/58 (a)                                             19,360
      25,000   Liberty Tire Recycling, 144a, 11.000%, 10/1/16            26,813
      18,000   Lyondell Chemical Co., 144a, 8.000%, 11/1/17              19,912
     220,000   Macy's Retail Holdings, Inc., 5.350%, 3/15/12            227,150
      35,000   MarkWest Energy Partners LP / MarkWest
                 Energy Finance Corp., 6.750%, 11/1/20                   35,000
      54,000   MarkWest Energy Partners LP / MarkWest
                 Energy Finance Corp., Ser B, 8.750%, 4/15/18            58,455
      47,000   Martin Midstream Partners LP / Martin
                 Midstream Finance Corp., 8.875%, 4/1/18                 48,410
      70,000   MetLife, Inc., 10.750%, 8/1/39                            93,800
     235,000   Morgan Stanley MTN, 5.625%, 1/9/12                       245,374
     500,000   National City Corp., 4.000%, 2/1/11                      500,625
      29,000   Navios Maritime Holdings, Inc., 9.500%,
                 12/15/14                                                30,160
      25,000   Navistar International Corp., 8.250%, 11/1/21             26,875
      30,000   NBTY, Inc., 144a, 9.000%, 10/1/18                         32,025
      14,000   Newfield Exploration Co., 6.875%, 2/1/20                  14,735
     210,000   News America, Inc., 6.900%, 3/1/19                       251,597
     225,000   NextEra Energy Capital Holdings, Inc., 6.350%,
                 10/1/66 (a)                                            219,937
      10,000   NII Capital Corp., 10.000%, 8/15/16                       11,075
     265,000   Nisource Finance Corp., 6.150%, 3/1/13                   289,090

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Core Bond Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 33.0% (CONTINUED)
$    350,000   Norfolk Southern Corp., 5.750%, 4/1/18             $     395,227
      10,000   Novelis, Inc., 144a, 8.375%, 12/15/17                     10,350
     235,000   NuStar Logistics LP, 6.050%, 3/15/13                     249,921
      52,000   Omega Healthcare Investors, Inc., 144a, 6.750%,
                 10/15/22                                                51,545
      21,000   Omnicare, Inc., 7.750%, 6/1/20                            21,630
      14,000   PAETEC Holding Corp., 8.875%, 6/30/17                     14,945
      18,000   Penn Virginia Resource Partners LP / Penn
                 Virginia Resource Finance Corp., 8.250%,
                 4/15/18                                                 18,540
      51,000   Petrohawk Energy Corp., 7.250%, 8/15/18                   51,510
       9,000   PHH Corp., 144a, 9.250%, 3/1/16                            9,495
      21,000   Pinafore LLC / Pinafore, Inc., 144a, 9.000%,
                 10/1/18                                                 22,680
      44,000   Pioneer Drilling Co., 9.875%, 3/15/18                     46,530
     210,000   Plains All American Pipeline LP / PAA Finance
                 Corp., 6.650%, 1/15/37                                 220,726
       9,000   PolyOne Corp., 7.375%, 9/15/20                             9,326
     185,000   PPL Energy Supply LLC, 6.500%, 5/1/18                    205,983
       2,000   Qwest Communications International, Inc.,
                 7.500%, 2/15/14                                          2,025
      40,000   Regency Energy Partners LP / Regency Energy
                 Finance Corp., 9.375%, 6/1/16                           43,900
      15,000   Reynolds Group Issuer, Inc. / Reynolds Group
                 Issuer LLC, 144a, 7.750%, 10/15/16                      15,862
     235,000   Rockies Express Pipeline LLC, 144a, 6.250%,
                 7/15/13                                                253,787
      20,000   RSC Equipment Rental, Inc. / RSC Holdings III
                 LLC, 144a, 10.000%, 7/15/17                             22,500
     135,000   Sabine Pass LNG LP, 7.250%, 11/30/13                     131,288
      15,000   Seminole Indian Tribe of Florida, 144a, 7.750%,
                 10/1/17                                                 15,488
      80,000   Service Corp. International, 8.000%, 11/15/21             84,000
      19,000   Simmons Bedding Co., 144a, 11.250%, 7/15/15               20,520
     250,000   Southern Power Co., Ser D, 4.875%, 7/15/15               270,465
      12,000   Sprint Capital Corp., 6.875%, 11/15/28                    10,500
     100,000   Sprint Nextel Corp., 8.375%, 8/15/17                     107,250
      39,000   Stonemor Operating LLC / Cornerstone Family
                 Services of WV / Osiris Holding, 10.250%,
                 12/1/17                                                 41,048
     101,000   Targa Resources Partners LP / Targa Resources
                 Partners Finance Corp., 144a, 7.875%, 10/15/18         106,050
     165,000   Teachers Insurance & Annuity Association of
                 America, 144a, 6.850%, 12/16/39                        193,050
      37,000   Tembec Industries, Inc., 144a, 11.250%, 12/15/18          38,757
      12,000   Tenneco, Inc., 144a, 6.875%, 12/15/20                     12,270
      21,000   Texas Industries, Inc., 144a, 9.250%, 8/15/20             22,313
     440,000   Time Warner Cable, Inc., 4.125%, 2/15/21                 418,681
     145,000   Time Warner, Inc., 3.150%, 7/15/15                       147,323
      26,000   Tower Automotive Holdings USA LLC / TA
                 Holdings Finance, Inc., 144a, 10.625%, 9/1/17           27,950
     220,000   TransCanada PipeLines Ltd., 6.100%, 6/1/40               242,172
     100,000   TransDigm, Inc., 144a, 7.750%, 12/15/18                  103,500
       7,000   TW Telecom Holdings, Inc., 8.000%, 3/1/18                  7,437
     275,000   Verizon Communications, Inc., 6.250%, 4/1/37             293,441
     330,000   Viacom, Inc., 6.250%, 4/30/16                            375,550
      30,000   Viasat, Inc., 8.875%, 9/15/16                             31,950
      90,000   Virgin Media Finance PLC, 8.375%, 10/15/19                98,325
     290,000   WCI Finance LLC / WEA Finance LLC, 144a,
                 5.700%, 10/1/16                                        313,017
      50,000   West Corp., 144a, 8.625%, 10/1/18                         53,000
     100,000   Wind Acquisition Finance SA, 144a, 11.750%,
                 7/15/17                                                112,750
     135,000   Windstream Corp., 8.625%, 8/1/16                         142,088
     350,000   Xstrata Finance Canada Ltd., 144a, 5.500%,
                 11/16/11                                               363,280
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                 TOTAL CORPORATE BONDS                            $  16,121,665
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 30.2%
     280,000   Banc of America Commercial Mortgage, Inc., Ser
                 2005-4, Class A3, 4.891%, 7/10/45                      287,355
     335,000   Banc of America Commercial Mortgage, Inc., Ser
                 2006-2, Class A3, 5.712%, 5/10/45(a)                   355,627
     435,000   Banc of America Commercial Mortgage, Inc., Ser
                 2006-6, Class A3, 5.369%, 10/10/45                     450,730
     355,000   Banc of America Commercial Mortgage, Inc., Ser
                 2007-1, Class AAB, 5.422%, 1/15/49                     374,318
     540,000   Banc of America Commercial Mortgage, Inc., Ser
                 2007-2, Class AAB, 5.639%, 4/10/49(a)                  568,132
     875,000   Bear Stearns Commercial Mortgage Securities,
                  Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42             921,766
     270,000   Bear Stearns Commercial Mortgage Securities,
                  Ser 2006-PW13, Class A3, 5.518%, 9/11/41              283,186
     875,000   Bear Stearns Commercial Mortgage Securities,
                 Ser 2007-PW16, Class A4, 5.717%, 6/11/40(a)            933,594
     180,000   Citigroup Commercial Mortgage Trust, Ser 2006-
                 C4, Class A2, 5.728%, 3/15/49(a)                       188,734
     115,225   Commercial Mortgage Pass Through Certificates,
                  Ser 2004-LB4A, Class A3, 4.405%, 10/15/37             116,416
     135,000   Commercial Mortgage Pass Through Certificates,
                 Ser 2005-C6, Class A5A, 5.116%, 6/10/44(a)             144,475
      20,978   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser 2002-CKN2, Class A2, 5.939%,
                 4/15/37                                                 20,965
     550,000   Credit Suisse First Boston Mortgage Securities
                 Corp., Ser 2004-C3, Class A5, 5.113%,
                 7/15/36(a) 582,679
   1,050,458   Credit Suisse First Boston Mortgage Securities
                 Corp., Ser 2005-9, Class 2A1, 5.500%,
                 10/25/35                                               912,771
     156,032   FNMA, Pool #254759, 4.500%, 6/1/18                       165,296
      60,107   FNMA, Pool #765504, 4.500%, 2/1/19                        63,676
     174,208   FNMA, Pool #974401, 4.500%, 4/1/23                       183,245
     234,848   FNMA, Pool #974403, 4.500%, 4/1/23                       248,410
     862,990   FNMA, Pool #983610, 5.000%, 5/1/23                       915,983
     208,435   FNMA, Pool #984256, 5.000%, 6/1/23                       222,276
     368,310   FNMA, Pool #988107, 5.000%, 8/1/23                       390,927
     215,168   FNMA, Pool #995472, 5.000%, 11/1/23                      228,381
     196,487   FNMA, Pool #995529, 5.500%, 11/1/22                      211,397
     300,367   FNMA, Pool #889734, 5.500%, 6/1/37                       322,076
     177,625   FNMA, Pool #995220, 6.000%, 11/1/23                      193,806
      47,856   FNMA, Pool #561741, 7.500%, 1/1/31                        54,881
      17,369   FNMA, Pool #535290, 8.000%, 5/1/30                        20,087
      12,436   FNMA, Pool #569874, 8.000%, 2/1/31                        14,382
   1,000,000   GE Capital Commercial Mortgage Corp., Ser
                 2002-2A, Class A3, 5.349%, 8/11/36                   1,046,241
     120,373   GE Capital Commercial Mortgage Corp., Ser
                 2004-C1, Class A2, 3.915%, 11/10/38                    120,316
     414,578   GE Capital Commercial Mortgage Corp., Ser
                 2005-C4, Class ASB, 5.283%, 11/10/45(a)                439,553
      51,898   GNMA, Pool #G2 8503, 2.625%, 9/20/24(a)                   53,143
       5,245   GNMA, Pool #434792, 8.000%, 7/15/30                        6,211
      36,931   GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29             38,996
     400,000   GS Mortgage Securities Corp. II, Ser 2006-GG8,
                 Class AAB, 5.535%, 11/10/39                            423,781
     595,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2004-C2, Class A3,
                 5.232%, 5/15/41(a)                                     633,270

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Core Bond Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 30.2% (CONTINUED)
$    470,000   LB-UBS Commercial Mortgage Trust, Ser 2006-
                 C3, Class A3, 5.689%, 3/15/32(a)                 $     496,976
   1,000,000   Morgan Stanley Mortgage Loan Trust, Ser 2007-
                 3XS, Class 2A4S, 5.963%, 1/25/47                       662,572
     152,265   Residential Funding Mortgage Securities I, Ser
                 2006-S2, Class A2, 5.750%, 2/25/36                     139,505
     217,839   Structured Adjustable Rate Mortgage Loan Trust,
                 Ser 2005-23, Class 1A3, 3.238%, 1/25/36(a)             185,984
     250,000   Wachovia Bank Commercial Mortgage Trust, Ser
                 2006-C29, Class A3, 5.313%, 11/15/48                   260,560
     390,000   Wachovia Bank Commercial Mortgage Trust, Ser
                 2007-C34, Class APB, 5.617%, 5/15/46                   411,492
     459,241   Washington Mutual Mortgage Pass-Thru
                 Certificates, Ser 2005-9, Class 2A4, 5.500%,
                 11/25/35                                               440,131
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                   $  14,734,302
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 26.4%

   1,380,000   U.S. Treasury Bond, 4.625%, 2/15/40                    1,445,550
     500,000   U.S. Treasury Bond, 4.375%, 5/15/40                      502,420
     270,000   U.S. Treasury Bond, 3.875%, 8/15/40                      248,695
     485,000   U.S. Treasury Note, 0.375%, 8/31/12                      484,128
   1,600,000   U.S. Treasury Note, 0.375%, 10/31/12                   1,595,125
     800,000   U.S. Treasury Note, 0.750%, 8/15/13                      798,375
     695,000   U.S. Treasury Note, 2.625%, 8/15/20                      658,893
   7,590,000   U.S. Treasury Note, 2.625%, 11/15/20                   7,159,503
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                    $  12,892,689
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 7.8%
     630,718   Countrywide Asset-Backed Certificates, Ser
                 2007-S1, Class A5, 6.018%, 11/25/36(a)                 262,043
     350,000   CW Capital Cobalt Ltd., Ser 2006-C1, Class A4,
                 5.223%, 8/15/48                                        364,311
   1,216,487   Deutsche ALT-A Securities, Inc. Alternate Loan
                 Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35        1,114,220
     570,000   Greenwich Capital Commercial Funding Corp.,
                 Ser 2005-GG3, Class A3, 4.569%, 8/10/42                583,089
     555,000   Morgan Stanley Capital I, Ser 2006-HQ9, Class
                 A3, 5.712%, 7/12/44                                    591,975
     352,116   Residential Asset Securitization Trust, Ser
                 2005-A6CB, Class A8, 5.500%, 6/25/35                   101,579
     489,106   Residential Asset Securitization Trust, Ser
                 2006-A1, Class 1A3, 6.000%, 4/25/36                    382,847
     486,396   Structured Asset Securities Corp., Ser 2005-17,
                 Class 5A1, 5.500%, 10/25/35                            419,418
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                      $   3,819,482
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 0.9%
     215,000   California St UTGO, Ser 2009, 5.950%, 4/1/16             225,389
     205,000   Municipal Electric Auth. of Georgia Rev,
                 Ser 2010, 6.655%, 4/1/57                               198,280
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                              $     423,669
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 0.9%
     453,351   Touchstone Institutional Money Market Fund^        $   453,351
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.2%
               (Cost $48,525,824)                                 $  48,445,158

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%            405,900
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  48,851,058
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $3,754,163 or 7.7% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds              $         --   $ 16,121,665   $         --    $ 16,121,665
Mortgage-
  Backed
  Securities                   --     14,734,302             --      14,734,302
U.S. Treasury
  Obligations                  --     12,892,689             --      12,892,689
Asset-Backed
  Securities                   --      3,819,482             --       3,819,482
Investment
  Fund                    453,351             --             --         453,351
Municipal
  Bonds                        --        423,669             --         423,669
--------------------------------------------------------------------------------
                                                                   $ 48,445,158

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust -- Portfolio of Investments
Touchstone High Yield Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 96.9%
$    956,000   Accellent, Inc., 8.375%, 2/1/17                    $     979,900
     309,000   Accuride Corp., 144a, 9.500%, 8/1/18                     334,493
     525,000   ACE Hardware Corp., 144a, 9.125%, 6/1/16                 561,750
   1,408,000   AES Corp., 8.000%, 10/15/17                            1,488,960
   1,457,000   AK Steel Corp., 7.625%, 5/15/20                        1,460,643
   1,500,000   Ally Financial, Inc., 144a, 7.500%, 9/15/20            1,573,125
     796,000   Amsted Industries, Inc., 144a, 8.125%, 3/15/18           844,755
   1,598,000   Apria Healthcare Group, Inc., 11.250%, 11/1/14         1,745,815
      30,000   Asbury Automotive Group, Inc., 7.625%, 3/15/17            30,300
     331,000   Ashtead Capital, Inc., 144a, 9.000%, 8/15/16             345,067
     152,000   Ashtead Holdings PLC, 144a, 8.625%, 8/1/15               157,510
   1,000,000   Atlas Energy Operating Co. LLC / Atlas Energy
                 Finance Corp., 12.125%, 8/1/17                       1,265,000
     533,000   Atlas Pipeline Partners LP, 8.750%, 6/15/18              556,985
     350,000   Axcan Intermediate Holdings, Inc., 9.250%, 3/1/15        362,250
   1,000,000   Axcan Intermediate Holdings, Inc., 12.750%, 3/1/16     1,027,500
     500,000   Baldor Electric Co., 8.625%, 2/15/17                     560,000
     650,000   Basic Energy Services, Inc., 7.125%, 4/15/16             630,500
   1,013,000   Basic Energy Services, Inc., 11.625%, 8/1/14           1,124,430
     750,000   BE Aerospace, Inc., 8.500%, 7/1/18                       821,250
     650,000   Beazer Homes USA, Inc., 6.875%, 7/15/15                  628,875
   1,078,000   Berry Petroleum Co., 8.250%, 11/1/16                   1,123,815
     802,000   BWAY Holding Co., 144a, 10.000%, 6/15/18                 865,158
     644,000   Calpine Corp., 144a, 7.500%, 2/15/21                     634,340
     513,000   Calpine Corp., 144a, 7.875%, 7/31/20                     519,412
   1,652,000   Capella Healthcare, Inc., 144a, 9.250%, 7/1/17         1,751,120
     672,000   Cascades, Inc., 7.750%, 12/15/17                         700,560
   1,000,000   Cascades, Inc., 7.875%, 1/15/20                        1,045,000
     750,000   Case New Holland, Inc., 144a, 7.875%, 12/1/17            819,375
     141,000   CCO Holdings LLC, 8.125%, 4/30/20                        148,403
   1,000,000   CCO Holdings LLC / CCO Holdings Capital Corp.,
                 7.875%, 4/30/18                                      1,035,000
   1,800,000   Cenveo Corp., 8.875%, 2/1/18                           1,741,500
      52,000   Cenveo Corp., 7.875%, 12/1/13                             49,660
   1,550,000   Cequel Communications Holdings l LLC and
                 Cequel Capital Corp., 144a, 8.625%, 11/15/17         1,619,750
     205,000   Chesapeake Energy Corp., 9.500%, 2/15/15                 231,138
   1,437,000   CHS / Community Health Systems, Inc., 8.875%,
                 7/15/15                                              1,508,850
       1,000   Cincinnati Bell, Inc., 7.000%, 2/15/15                       993
   1,180,000   Cincinnati Bell, Inc., 8.250%, 10/15/17                1,168,200
   2,250,000   CIT Group, Inc., 7.000%, 5/1/16                        2,258,438
     150,000   Citadel Broadcasting Corp., 144a, 7.750%,
                 12/15/18                                               155,250
   1,169,000   Clear Channel Worldwide Holdings, Inc., Ser B,
                 9.250%, 12/15/17                                     1,280,055
      22,000   Clear Channel Worldwide Holdings, Inc., 9.250%,
                 12/15/17                                                23,925
     500,000   Clearwater Paper Corp., 144a, 7.125%, 11/1/18            516,250
     746,000   Cloud Peak Energy Resources LLC / Cloud Peak
                 Energy Finance Corp., 8.500%, 12/15/19                 816,870
   1,421,000   Coffeyville Resources LLC, 144a, 10.875%, 4/1/17       1,527,575
     198,000   Consol Energy, Inc., 144a, 8.000%, 4/1/17                210,870
     198,000   Consol Energy, Inc., 144a, 8.250%, 4/1/20                213,840
     457,000   Cooper-Standard Automotive, Inc., 144a, 8.500%,
                 5/1/18                                                 484,420
   1,816,000   Copano Energy LLC / Copano Energy Finance
                 Corp., 8.125%, 3/1/16                                1,870,480
     320,000   Credit Acceptance Corp., 144a, 9.125%, 2/1/17            336,000
     529,000   Cricket Communications, Inc., 7.750%, 5/15/16            548,838
     236,000   Crosstex Energy, 8.875%, 2/15/18                         252,815
     612,000   CSC Holdings LLC, 8.625%, 2/15/19                        691,560
   1,167,000   Enterprise Products, 7.000%, 6/1/67 (a)                1,150,954
   1,000,000   Enterprise Products, Ser A, 8.375%, 8/1/66 (a)         1,073,750
   1,339,000   Entravision Communications Corp., 144a, 8.750%,
                 8/1/17                                               1,412,645
   1,000,000   Equinix, Inc., 8.125%, 3/1/18                          1,045,000
   1,102,000   Equinox Holdings, Inc., 144a, 9.500%, 2/1/16           1,163,987
   1,410,000   Expro Finance Luxembourg SCA, 144a, 8.500%,
                 12/15/16                                             1,346,550
     500,000   Exterran Holdings, Inc., 144a, 7.250%, 12/1/18           497,500
     284,000   First Data Corp., 144a, 8.250%, 1/15/21                  272,640
     284,000   First Data Corp., 144a, 12.625%, 1/15/21                 271,220
   1,156,000   Fisher Communications, Inc., 8.625%, 9/15/14           1,173,340
     420,000   Foundation PA Coal Co. LLC, 7.250%, 8/1/14               427,350
   1,097,000   Frontier Communications Corp., 8.500%, 4/15/20         1,198,473
      30,000   General Cable Corp., 7.125%, 4/1/17                       30,900
   1,500,000   Genesis Energy LP / Genesis Energy Finance Corp.,
                 144a, 7.875%, 12/15/18                               1,492,500
     128,000   GenOn Energy, Inc., 7.625%, 6/15/14                      130,880
   1,500,000   GenOn Energy, Inc., 7.875%, 6/15/17                    1,455,000
     740,000   Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15       745,550
     909,000   Gibson Energy, 11.750%, 5/27/14                        1,004,445
   1,613,000   Goodyear Tire & Rubber, 10.500%, 5/15/16               1,838,820
   1,711,355   HCA, Inc., 9.625%, 11/15/16                            1,833,289
     657,000   HCA, Inc., 5.750%, 3/15/14                               647,145
   1,764,000   Helix Energy Solutions Group, Inc., 144a, 9.500%,
                 1/15/16                                              1,812,510
     760,000   Hilcorp Energy, 144a, 7.750%, 11/1/15                    784,700
     711,000   Hilcorp Energy, 144a, 9.000%, 6/1/16                     751,882
   1,070,000   Holly Energy Partners LP / Holly Energy Finance
                 Corp., 6.250%, 3/1/15                                1,059,300
     466,000   IASIS Healthcare, 8.750%, 6/15/14                        478,233
     696,000   Icon Health & Fitness, 144a, 11.875%, 10/15/16           702,960
     572,000   Inergy LP / Inergy Finance Corp., 144a, 7.000%,
                 10/1/18                                                576,290
   1,384,000   Ingles Markets, Inc., 8.875%, 5/15/17                  1,480,880
   1,987,000   Insight Communications Co., Inc., 144a, 9.375%,
                 7/15/18                                              2,116,155
     763,000   Intergen NV, 144a, 9.000%, 6/30/17                       808,780
   1,540,000   International Lease Finance Corp., 144a, 8.750%,
                 3/15/17                                              1,651,650
     540,000   Iron Mountain, Inc., 8.375%, 8/15/21                     579,150
     491,000   Jarden Corp., 7.500%, 5/1/17                             517,391
     250,000   Jarden Corp., 8.000%, 5/1/16                             272,188
   1,552,000   Kemet Corp., 144a, 10.500%, 5/1/18                     1,668,400
     554,000   Koppers, Inc., 7.875%, 12/1/19                           594,165
      45,000   Lamar Media Corp., 7.875%, 4/15/18                        47,813
     348,000   Lamar Media Corp., Ser B, 6.625%, 8/15/15                353,220
     116,000   Lamar Media Corp., 6.625%, 8/15/15                       118,900
     168,000   Lear Corp., 7.875%, 3/15/18                              179,760
   1,282,000   Libbey Glass, Inc., 144a, 10.000%, 2/15/15             1,378,150
      50,000   Liberty Mutual Group, Inc., 144a, 10.750%,
                 6/15/58 (a)                                             60,500
   2,639,000   Liberty Tire Recycling, 144a, 11.000%, 10/1/16         2,830,328
     378,000   Lyondell Chemical Co., 144a, 8.000%, 11/1/17             418,162
     640,000   MarkWest Energy Partners LP / MarkWest Energy
                 Finance Corp., 6.750%, 11/1/20                         640,000
     485,000   MarkWest Energy Partners LP / MarkWest Energy
                 Finance Corp., Ser B, 8.750%, 4/15/18                  525,013
     951,000   Martin Midstream Partners LP / Martin Midstream
                 Finance Corp., 8.875%, 4/1/18                          979,530
     500,000   Meritage Homes Corp., 6.250%, 3/15/15                    502,500
     500,000   Meritage Homes Corp., 7.150%, 4/15/20                    497,500
   1,300,000   MetLife, Inc., 10.750%, 8/1/39                         1,742,000
     318,000   MetroPCS Wireless, Inc., 7.875%, 9/1/18                  329,925
     361,000   Moog, Inc., 7.250%, 6/15/18                              377,245
     614,000   Mueller Water Products, Inc., 7.375%, 6/1/17             592,510
   1,083,000   Navios Maritime Holdings, Inc., 9.500%, 12/15/14       1,126,320
     997,000   Navistar International Corp., 8.250%, 11/1/21          1,071,775
   1,000,000   NBTY, Inc., 144a, 9.000%, 10/1/18                      1,067,500

Touchstone Investment Trust -- Portfolio of Investments
Touchstone High Yield Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 96.9% (CONTINUED)
$    558,000   Newfield Exploration Co., 6.875%, 2/1/20           $     587,295
     400,000   Nextel Communications, Inc., Ser D, 7.375%,
                 8/1/15                                                 400,500
     568,000   Nextel Communications, Inc., Ser E, 6.875%,
                 10/31/13                                               569,420
   1,852,000   NII Capital Corp., 10.000%, 8/15/16                    2,051,090
     169,000   North American Energy, 144a, 10.875%, 6/1/16             187,590
     400,000   Novelis, Inc., 144a, 8.375%, 12/15/17                    414,000
   1,000,000   Omega Healthcare Investors, Inc., 7.500%, 2/15/20      1,051,250
   1,397,000   Omnicare, Inc., 7.750%, 6/1/20                         1,438,910
   1,156,000   PAETEC Holding Corp., 8.875%, 6/30/17                  1,234,030
      40,000   PE Paper Escrow GmbH, 144a, 12.000%, 8/1/14               46,278
   1,320,000   Penn Virginia Resource Partners LP / Penn
                 Virginia Resource Finance Corp., 8.250%,
                 4/15/18                                              1,359,600
     856,000   Penske Auto Group, Inc., 7.750%, 12/15/16                873,120
     750,000   Petrohawk Energy Corp., 7.875%, 6/1/15                   780,938
     877,000   Petrohawk Energy Corp., 7.250%, 8/15/18                  885,770
   1,138,000   PHH Corp., 144a, 9.250%, 3/1/16                        1,200,590
     853,000   Pinafore LLC / Pinafore, Inc., 144a, 9.000%,
                 10/1/18                                                921,240
   1,454,000   Pioneer Drilling Co., 9.875%, 3/15/18                  1,537,605
     534,000   PNM Resources, Inc., 9.250%, 5/15/15                     590,070
     229,000   PolyOne Corp., 7.375%, 9/15/20                           237,301
     341,000   PPF Funding, Inc., 144a, 5.700%, 4/15/17                 322,000
   1,000,000   Puget Sound Energy, Inc., Ser A, 6.974%,
                 6/1/67 (a)                                             984,460
     167,000   Quebecor Media, Inc., 7.750%, 3/15/16                    172,427
   2,380,000   Quebecor Media, Inc., 7.750%, 3/15/16                  2,457,350
     699,000   QVC, Inc., 144a, 7.500%, 10/1/19                         735,697
     749,000   Qwest Communications International, Inc., 7.500%,
                 2/15/14                                                758,362
   1,528,000   Regency Energy Partners LP / Regency Energy
                 Finance Corp., 9.375%, 6/1/16                        1,676,980
   1,068,000   Reynolds Group Issuer, Inc. / Reynolds Group
                 Issuer LLC, 144a, 7.750%, 10/15/16                   1,129,410
   1,723,000   Sabine Pass LNG LP, 7.250%, 11/30/13                   1,675,617
     226,000   Sealy Mattress Co., 8.250%, 6/15/14                      231,085
     452,000   Seminole Indian Tribe of Florida, 144a, 7.750%,
                 10/1/17                                                466,690
     645,000   Service Corp. International, 8.000%, 11/15/21            677,250
     158,000   Service Corp. International, 7.000%, 6/15/17             161,160
   1,084,000   Simmons Bedding Co., 144a, 11.250%, 7/15/15            1,170,720
     556,000   Solo Cup Co., 10.500%, 11/1/13                           581,020
     356,000   Sprint Capital Corp., 6.875%, 11/15/28                   311,500
   1,515,000   Sprint Nextel Corp., 8.375%, 8/15/17 +                 1,624,837
   1,000,000   Steel Dynamics, Inc., 144a, 7.625%, 3/15/20            1,070,000
     181,000   Steel Dynamics, Inc., 7.750%, 4/15/16                    190,502
     395,000   Stena AB, 7.000%, 12/1/16                                387,100
     806,000   Stonemor Operating LLC / Cornerstone Family
                 Services of WV / Osiris Holding, 10.250%,
                 12/1/17                                                848,315
     379,000   SunGard Data Systems, Inc., 4.875%, 1/15/14              379,000
   1,136,000   Targa Resources Partners, 11.250%, 7/15/17             1,300,720
     719,000   Targa Resources Partners, 8.250%, 7/1/16                 758,545
     438,000   Targa Resources Partners LP / Targa Resources
                 Partners Finance Corp., 144a, 7.875%, 10/15/18         459,900
   1,107,000   Tembec Industries, Inc., 144a, 11.250%, 12/15/18       1,159,582
     356,000   Tenneco, Inc., 144a, 6.875%, 12/15/20                    364,010
   1,432,000   Texas Industries, Inc., 144a, 9.250%, 8/15/20          1,521,500
   1,407,000   Tower Automotive Holdings USA LLC / TA
                 Holdings Finance, Inc., 144a, 10.625%, 9/1/17        1,512,525
   2,500,000   TransDigm, Inc., 144a, 7.750%, 12/15/18                2,587,500
   1,192,000   Tutor Perini Corp., 144a, 7.625%, 11/1/18              1,197,960
     123,000   TW Telecom Holdings, Inc., 8.000%, 3/1/18                130,688
     528,000   United Refining Co., Ser 2, 10.500%, 8/15/12             517,440
     768,000   Universal Hospital Services, Inc., 3.834%,
                 6/1/15 (a)                                             702,720
      79,000   US Concrete, Inc., 144a, 9.500%, 8/31/15                  90,455
   1,803,000   Viasat, Inc., 8.875%, 9/15/16                          1,920,195
   1,400,000   West Corp., 144a, 8.625%, 10/1/18                      1,484,000
   1,885,000   Wind Acquisition Finance SA, 144a, 11.750%,
                 7/15/17                                              2,125,337
   2,065,000   Windstream Corp., 8.625%, 8/1/16                       2,173,412
     101,000   WMG Acquisition Corp., 7.375%, 4/15/14 +                  96,960
     926,000   Wyndham Worldwide Corp., 7.375%, 3/1/20                1,017,994
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $ 149,053,313
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PREFERRED STOCK --0.1%
               FINANCIALS --0.1%
         227   Ally Financial, Inc. 144a, 7.00%                   $     214,536
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUNDS -- 0.9%
     706,173   Invesco Liquid Assets Portfolio**                        706,173
     637,744   Touchstone Institutional Money Market Fund^              637,744
--------------------------------------------------------------------------------
               TOTAL INVESTMENT FUNDS                             $   1,343,917
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 97.9%
               (Cost $145,704,818)                                $ 150,611,766

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%          3,225,575
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $ 153,837,341
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $671,796.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $56,936,589 or 37.0% of net assets.

Touchstone Investment Trust -- Portfolio of Investments
Touchstone High Yield Fund -- December 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                         VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds              $         --   $149,053,313   $         --    $149,053,313
Investment
  Funds                 1,343,917             --             --       1,343,917
Preferred Stock                --        214,536             --         214,536
--------------------------------------------------------------------------------
                                                                   $150,611,766

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Institutional Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS -- 5.0%
$  1,325,000   ConocoPhillips, 9.375%, 2/15/11                    $   1,339,139
   6,000,000   Countrywide Home Loans, Inc. MTN,
                 4.000%, 3/22/11                                      6,036,628
   1,500,000   Credit Suisse USA, Inc., 5.250%, 3/2/11                1,511,670
     300,000   Credit Suisse USA, Inc., 6.125%, 11/15/11                314,019
     205,000   General Electric Capital Corp., 5.200%,
                 2/1/11                                                 205,781
   1,210,000   General Electric Capital Corp., 4.000%,
                 5/15/11                                              1,224,568
    300,000    General Electric Capital Corp. MTN, 6.125%,
                 2/22/11                                                302,295
   1,000,000   International Business Machines Corp.,
                 4.950%, 3/22/11                                      1,010,311
    800,000    JPMorgan Chase & Co., 4.600%, 1/17/11                    801,362
   1,500,000   Mercantile Safe Deposit & Trust Co.,
                 5.700%, 11/15/11                                     1,560,502
    951,000    Procter & Gamble International Funding
                 SCA, 1.350%, 8/26/11                                   956,757
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $  15,263,032
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 10.0%

   2,600,000   AMP OH Rev BANS, Ser 2010, 1.50%,
                 10/27/11                                             2,610,678
   3,500,000   Bristol CT GO BANS, Ser 2010, 1.25%,
                 8/1/11                                               3,508,279
   1,255,000   Butler Co OH BANS (Fiber Optic Impt),
                 1.50%, 8/4/11                                        1,255,000
   2,000,000   Franklin Co OH Rev Notes, Ser 2010, 1.10%,
                 3/11/11                                              2,000,747
   2,250,000   Hamilton Co IN Redev Dist BANS, Ser 2010,
                 0.75%, 7/15/11                                       2,250,000
   1,700,000   Hamilton Southeastern IN Con Sch Bld Corp
                 UTGO BANS, Ser 2010, 1.25%, 7/15/11                  1,700,000
   2,105,000   Irvine Ranch Wtr Dist Jt Pwrs Rev Bonds,
                 Ser 1998, 8.18%, 9/15/11                             2,215,651
   2,400,000   KY Asset / Liability Comm Gnrl Fd Rev, Ser
                 2010, 0.84%, 4/1/11                                  2,400,000
   1,400,000   Marshfield WI Rev BANS, Ser 2010, 2.00%,
                 12/1/11                                              1,415,280
   1,600,000   Mason OH Rev Notes, Ser 2010, 1.50%,
                 2/2/11                                               1,600,415
   1,875,000   Metrowest MA Regl Tran Auth RANS, Ser
                 2010, 1.50%, 9/29/11                                 1,881,882
   1,300,000   OH St Rev, (AMBAC) Ser 2002, Class A,
                 5.00%, 10/1/11                                       1,341,078
   3,700,000   Ramapo NY GO BANS, Ser 2010, 2.00%,
                 12/13/11                                             3,725,956
   2,500,000   Union Twp OH BANS, Ser 2010, 1.25%,
                 9/13/11                                              2,508,652
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                              $  30,413,618
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.1%

   1,210,000   FFCB, 3.00%, 3/3/11                                    1,215,107
   1,000,000   FFCB, 5.38%, 7/18/11                                   1,028,027
     635,000   FHLB, 0.38%, 1/6/11                                      634,997
   4,500,000   FHLB, Ser 1577, 0.88%, 1/20/11                         4,500,868
     200,000   FHLMC, 3.25%, 2/25/11                                    200,814
   9,289,000   FNMA, 6.25%, 2/1/11                                    9,329,493
   2,384,615   Overseas Private Investment Corp, 0.32%,
                 1/7/11                                               2,384,615
   2,324,561   Overseas Private Investment Corp, Ser A,
                 0.32%, 1/7/11                                        2,324,562
   2,750,000   Overseas Private Investment Corp, 0.32%,
                 1/7/11                                               2,750,000
  10,000,000   Overseas Private Investment Corp., Ser 2,
                 0.28%, 1/7/11                                       10,000,000
   4,100,000   Overseas Private Investment Corp., Ser 2,
                 0.28%, 1/7/11                                        4,100,000
   3,000,000   Overseas Private Investment Corp., Ser 3,
                 0.28%, 1/7/11                                        3,000,000
   9,473,683   Overseas Private Investment Corp., Ser 1,
                 0.32%, 1/7/11                                        9,473,683
   7,438,596   Overseas Private Investment Corp., Ser A,
                 0.32%, 1/7/11                                        7,438,597
  20,687,040   Overseas Private Investment Corp. FRN
                 COP, 0.32%, 1/7/11                                  20,687,040
--------------------------------------------------------------------------------

               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS                                      $  79,067,803
--------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 1.7%
  5,000,000     BNP Paribas Finance, Inc., 0.100%, 1/3/11         $   4,999,972
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENT -- 6.7%
  20,427,000   BMO Capital Markets, 0.200%, dated
                 12/31/10, due 1/3/11, repurchase price
                 $20,427,336, collateralized by U.S.
                 Government Agency Securities ranging
                 from 0.260% to 2.125%, maturing 4/20/11
                 to 4/7/14; total market value $20,835,696.       $  20,427,000
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 50.4%
   1,000,000   486 Lesser Street LLC, (LOC:
                 Comerica Bank) 0.630%, 1/7/11                        1,000,000
     363,000   Alameda Co CA IDA Rev (Oakland
                 Pallet Inc), (LOC: Comerica
                 Bank) Ser 2008, Class B, 0.390%,
                 1/7/11                                                 363,000
   4,800,000   Allen Co OH Hosp Facs Rev, (LOC:
                 JP Morgan Chase Bank) Ser 2008,
                 Class B, 0.280%, 1/1/11                              4,800,000
   1,200,000   Allen Co OH Hosp Facs Rev, (LOC:
                 Bank of Nova Scotia) Ser 2010,
                 Class C, 0.290%, 1/1/11                              1,200,000
   7,920,000   Athens-Clarke County Unified
                 Govt Dev Auth. Rev Bonds, (LOC:
                 Bank of America N.A.) Ser 2005,
                 0.400%, 1/1/11                                       7,920,000
   1,870,000   Auburn ME Rev, (LOC: TD Bank
                 N.A.) Ser 2001, Class J, 0.550%,
                 1/7/11                                               1,870,000
   1,420,000   Blossom Hill Dev, (LOC: US Bank
                 N.A.) Ser 2001, 0.600%, 1/7/11                       1,420,000
   4,900,000   Botsford Gen Hosp Rev Bonds,
                 (LOC: US Bank N.A.) Ser 1997,
                 Class A, 0.360%, 1/1/11                              4,900,000
     900,000   Burgess & Niple Ltd., (LOC:
                 National City Bank) 0.440%,
                 1/7/11                                                 900,000
     785,000   CA Infra & Economic Development
                 Bank Rev Bonds, (LOC: East West
                 Bank) Ser 2010, 0.510%, 1/7/11                         785,000
   6,000,000   Chatom AL IDB Gulf Opp Zone,
                 (SPA: National Rural Utilities
                 Finance) Ser 2008, Class A,
                 0.830%, 5/16/11                                      6,000,000
   2,525,000   Cincinnati Christ University,
                 (LOC: US Bank N.A.) 0.580%,
                 1/7/11                                               2,525,000

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Institutional Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 50.4%
                 (CONTINUED)

$     45,000   CO Health Facs Auth Rev EDR, (LOC: JP
                 Morgan Chase Bank) Ser 2005, Class B,
                 0.510%, 1/7/11                                   $      45,000
     235,000   Connelly / Brueshaber Parternship #1,
                 (LOC: US Bank N.A.) Ser 2000, 0.600%,
                 1/7/11                                                 235,000
   5,150,000   Crystal Clinic, (LOC: FHLB) 0.450%,
                 1/7/11                                               5,150,000
   5,000,000   D.G.Y. Real Estate LP, 0.420%, 1/30/11                 5,000,000
   1,000,000   Dayton Wheel Concepts, Inc., (LOC:
                 National City Bank) 0.360%, 1/7/11                   1,000,000
   1,400,000   Douglas Co GA Dev Auth LLC, (LOC: Wells
                 Fargo Bank N.A.) Ser 2007, Class B,
                 0.290%, 1/7/11                                       1,400,000
   2,000,000   Driftwood Landing Corp., (LOC: National
                 City Bank) Ser 2002, 0.360%, 1/7/11                  2,000,000
   1,025,000   Farley Investment Properties LLC, (LOC:
                 US Bank N.A.) 0.600%, 1/7/11                         1,025,000
   6,840,000   First Church of Christ Christian, Inc.,
                 (LOC: FHLB) Ser 06A, 0.600%, 1/7/11                  6,840,000
     300,000   FL Hsg Fin Corp. (Waterford Pointe),
                 (LOC: FNMA) Ser 2000, Class E, 0.380%,
                 1/7/11                                                 300,000
   1,000,000   French Lick IN EDR, (LOC: National City
                 Bank) Ser 2008, Class A, 0.440%,
                 1/7/11                                               1,000,000
   4,200,000   Fulton Co Dev Auth. Rev Bonds, (LOC:
                 Columbus Bank & Trust) Ser 2005,
                 0.440%, 1/7/11                                       4,200,000
   1,015,000   Grand Forks ND Hlthcare Facs Rev, (LOC:
                 LaSalle Bank N.A.) Ser 1996, Class A,
                 0.360%, 1/1/11                                       1,015,000
   3,000,000   Grand Forks ND Hosp Fac Rev, (LOC:
                 LaSalle Bank N.A.) Ser 1992, 0.360%,
                 1/1/11                                               3,000,000
   1,000,000   Grinstead Housing South LLC, 0.360%,
                 1/7/11                                               1,000,000
     861,000   Hopewell Development Co., (LOC: National
                 City Bank) 0.440%, 1/7/11                              861,000
   6,560,000   Iowa Finance Auth. Rev Bonds, (LOC:
                 Wells Fargo Bank N.A.) Ser 2010,
                 0.410%, 1/7/11                                       6,560,000
   2,500,000   Jackson Co MS Port Fac Rev (Chevron
                 USA), Ser 1993, 0.270%, 1/1/11                       2,500,000
   4,200,000   Jacksonville FL Econ Dev Commn Hlthcare
                 Facs Rev, (LOC: TD Bank N.A.) Ser
                 2005, 0.260%, 1/1/11                                 4,200,000
   1,625,000   Kenwood Country Club, Ser 2005, 0.630%,
                 1/7/11                                               1,625,000
   1,695,000   Kenwood Lincoln-Mercury, (LOC: National
                 City Bank) Ser 2000, 0.360%, 1/7/11                  1,695,000
   1,545,000   KS St Dev Fin Auth Rev, (LOC: FHLB) Ser
                 2002, Class O, 0.300%, 1/7/11                        1,545,000
   1,650,000   LA Local Govt Env Facs & Commn Dev Auth
                 Rev Bonds, (LOC: LaSalle Bank N.A.)
                 Ser 2007, Class B, 0.700%, 1/7/11                    1,650,000
   1,000,000   Labcon NA, Ser 2010, 0.360%, 1/7/11                    1,000,000
   1,330,000   Laurel Grocery Co. LLC, (LOC: US Bank
                 N.A.) Ser 2003, 0.600%, 1/7/11                       1,330,000
   4,300,000   Mason City Clinic, (LOC: Wells Fargo
                 Bank N.A.) Ser 1992, 0.290%, 1/7/11                  4,300,000
   1,800,000   Miarko, Inc., (LOC: PNC Bank N.A.)
                 0.360%, 1/7/11                                       1,800,000
   3,739,000   Mill Street Village LLC, (LOC: FHLB)
                 0.470%, 1/7/11                                       3,739,000
   2,555,000   Neltner Properties LLC, (LOC: US Bank
                  N.A.) Ser 1999, 0.600%, 1/7/11                      2,555,000
     790,000   New Belgium Brewing Co., Inc., (LOC:
                 Wells Fargo Bank N.A.) Ser 2000,
                 0.340%, 1/7/11                                         790,000
   1,100,000   NGSP Inc, (LOC: Bank of America N.A.)
                 Ser 2006, 0.370%, 1/7/11                             1,100,000
     445,000   Oakland-Alameda Co CA Coliseum Auth
                 Lease Rev, (LOC: Bank of New York) Ser
                 A-2, Class D, 0.360%, 1/7/11                           445,000
   1,880,000   Odenton Baptist Church, (LOC: PNC Bank
                 N.A.) 0.460%, 1/7/11                                 1,880,000
   3,810,000   OH St Higher Edl Fac Rev, (LOC: Bank of
                 America NA) Ser 2008, 0.300%, 1/1/11                 3,810,000
   1,810,000   Old Hickory TN AHPC, (LOC: Wachovia Bank
                 N.A.) 0.300%, 1/7/11                                 1,810,000
     200,000   Platte Co MO IDA Rev (Complete Home),
                 (LOC: US Bank N.A.) Ser 2007, Class B,
                 0.300%, 1/7/11                                         200,000
   2,097,000   Progress Industrial Properties, Inc.,
                 (LOC: FHLB) 0.450%, 1/7/11                           2,097,000
   1,400,000   QC Reprographics, Inc., (LOC: US Bank
                 N.A.) 0.600%, 1/7/11                                 1,400,000
     545,000   Ross Sinclaire Real Estate Trust LLC,
                 Ser 2005, 0.500%, 1/7/11                               545,000
   1,735,000   SC Jobs-Econ Dev Auth. Rev Bonds, (LOC:
                 FHLB) Ser 2007, Class B, 0.460%,
                 1/7/11                                               1,735,000
   1,550,000   Secor Realty, Inc., (LOC: National City
                 Bank) 0.360%, 1/7/11                                 1,550,000
   2,785,000   Sheboygan Falls WI Indl Rev (HTT Inc),
                 (LOC: US Bank N.A.) Ser 2007, Class B,
                 0.450%, 1/7/11                                       2,785,000
     540,000   Simba USA LLC, (LOC: US Bank N.A.) Ser
                 2003, 0.490%, 1/7/11                                   540,000
     400,000   Southeast Christian Church of Jefferson
                 County Kentucky, Inc., (LOC: JP Morgan
                 Chase Bank) Ser 2003, 0.310%, 1/7/11                   400,000
   1,710,000   Southwestern IL Dev Auth IDR (Mattingly
                 Lumber), (LOC: FHLB) Ser 2005, Class
                 B, 0.430%, 1/7/11                                    1,710,000
   1,770,000   Springfield MO Redev Auth Rev (Univ
                 Plaza Hotel), (LOC: Bank of America
                 N.A.) Ser 2003, 0.570%, 1/7/11                       1,770,000
   1,450,000   Springside Corp. Exchange Partners I
                 LLC, (LOC: US Bank N.A.) 0.360%,
                 1/7/11                                               1,450,000
   2,000,000   St Joseph IDA Rev Bonds, (LOC: Wells
                 Fargo Bank N.A.) Ser 1999, Class A,
                 0.530%, 1/7/11                                       2,000,000
   3,200,000   St Paul MN Port Auth Dist, (LOC:
                 Deutsche Bank A.G.) Ser 2009, 0.340%,
                 1/7/11                                               3,200,000
   1,550,000   St Pauls Episcopal Church of
                 Indianapolis IN, (LOC: JP Morgan Chase
                 Bank) Ser 2008, 0.340%, 1/7/11                       1,550,000
   2,015,000   SW OH Water Company, (LOC: PNC Bank
                 N.A.) 0.360%, 1/7/11                                 2,015,000
   2,410,000   Tom Richards, Inc., Ser 2001, 0.450%,
                 1/7/11                                               2,410,000
   1,300,000   Upper IL River Valley Dev Auth IDR,
                 (LOC: LaSalle Bank N.A.) Ser 2003,
                 Class B, 0.400%, 1/7/11                              1,300,000
   1,085,000   WA St Hsg Fin Commn MFH Rev (Brittany
                 Pk), (LOC: FNMA) Ser 1996, Class B,
                 0.350%, 1/7/11                                       1,085,000
     897,000   West Point Market, Inc., (LOC: FHLB) Ser
                 2000, 0.550%, 1/7/11                                   897,000
     765,000   Windsor Med Ctr, (LOC: FHLB) Ser 1997,
                 0.450%, 1/7/11                                         765,000

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Institutional Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 50.4%
                 (CONTINUED)
$  2,525,000   Wood River WI Rev Bonds, (LOC: US Bank
                 N.A.) Ser 2001, Class B, 0.360%,
                 1/1/11                                           $   2,525,000
   2,500,000   XII West Maple Street LLC, (LOC: LaSalle
                 Bank N.A.) 0.680%, 1/7/11                            2,500,000
   1,500,000   York Co SC Rev Bonds, Ser 2000, 0.750%,
                 3/1/11                                               1,500,000
   2,775,000   Yuengling Beer Co., Inc., (LOC: PNC Bank
                 N.A.) Ser 99A, 0.420%, 1/30/11                       2,775,000
--------------------------------------------------------------------------------
               TOTAL VARIABLE RATE DEMAND NOTES                   $ 152,792,000
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.9%
               (Cost $302,963,425)                                $ 302,963,425

               OTHER ASSETS IN EXCESS OF LIABILITIES --
               0.1%                                                     294,901
--------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                               $ 303,258,326
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:
AHPC -- American Housing Preservation Corp.
AMBAC -- Insured by American Municipal Bond Insurance Corp.
BANS -- Bond Anticipation Notes
COP -- Certificates of Participation
EDR -- Economic Development Revenue
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRN -- Floating Rate Note
GO -- General Obligation
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
MFH -- Multi-Family Housing
MTN -- Medium Term Note
LOC -- Letter of Credit
RANS -- Revenue Anticipation Notes
SPA -- Stand-by Purchase Agreement
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand
  Notes              $         --   $152,792,000   $         --    $152,792,000
U.S.
  Government
  Agency
  Obligations                  --     79,067,803             --      79,067,803
Municipal
  Bonds                        --     30,413,618             --      30,413,618
Repurchase
  Agreement                    --     20,427,000             --      20,427,000
Corporate
  Bonds                        --     15,263,032             --      15,263,032
Commercial
  Paper                        --      4,999,972             --       4,999,972
--------------------------------------------------------------------------------
                                                                   $302,963,425

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 4.6%
$    200,000   Bank of New York Mellon Corp., 5.125%,
                 11/1/11                                          $     207,670
     250,000   Caterpillar Financial Services Corp., 4.750%,
                 3/15/11                                                251,955
     840,000   ConocoPhillips, 9.375%, 2/15/11                          848,980
   5,594,000   Countrywide Home Loans, Inc. MTN, 4.000%,
                 3/22/11                                              5,628,649
   1,200,000   Credit Suisse USA, Inc., 5.250%, 3/2/11                1,209,336
     453,000   General Electric Capital Corp., 5.200%, 2/1/11           454,738
     350,000   General Electric Capital Corp., 5.500%,
                 4/28/11                                                354,291
     162,000   JPMorgan Chase & Co., 4.600%, 1/17/11                    162,275
     325,000   JPMorgan Chase & Co., 4.850%, 6/16/11                    330,385
     250,000   Mellon Funding Corp., 6.400%, 5/14/11                    255,161
   1,200,000   Mercantile Safe Deposit & Trust Co., 5.700%,
                 11/15/11                                             1,248,402
     325,000   National Rural Utilities Cooperative Finance
                 Corp., 5.350%, 1/15/11                                 325,583
     146,000   National Rural Utilities Cooperative Finance
                 Corp., 4.250%, 10/15/11                                149,966
   1,000,000   Wells Fargo & Co., 4.875%, 1/12/11                     1,001,330
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS                              $  12,428,721
--------------------------------------------------------------------------------

                MUNICIPAL BONDS -- 8.7%
   2,500,000   AMP OH Rev BANS, Ser 2010, 1.50%,
                 10/27/11                                             2,510,268
   3,200,000   Bristol CT GO BANS, Ser 2010, 1.25%,
                 8/1/11                                               3,207,570
   1,100,000   Butler Co OH BANS (Fiber Optic Impt),
                 1.50%, 8/4/11                                        1,100,000
     750,000   Deerfield Twp OH GO, Ser 2010, 1.63%,
                 11/8/11                                                752,999
   1,500,000   Franklin OH BANS, Ser 2010, 1.10%, 3/11/11             1,500,560
   1,500,000   Hamilton Co IN Redev Dist BANS, Ser 2010,
                 0.75%, 7/15/11                                       1,500,000
   1,400,000   Hamilton Southeastern IN Con Sch Bld Corp
                 UTGO BANS, Ser 2010, 1.25%, 7/15/11                  1,400,000
   1,900,000   KY Asset / Liability Comm Gnrl Fd Rev, Ser
                 2010, 0.84%, 4/1/11                                  1,900,000
   1,300,000   Marshfield WI Rev BANS, Ser 2010, 2.00%,
                 12/1/11                                              1,314,189
   1,100,000   Mason OH EDR, Ser 2010, 1.50%, 2/2/11                  1,100,285
   1,400,000   Metrowest MA Regl Tran Auth RANS, Ser
                 2010, 1.50%, 9/29/11                                 1,405,139
     100,000   Plano Independent School District UTGO
                 BANS, Ser 2001, 5.25%, 2/15/11                         100,523
   3,100,000   Ramapo NY GO BANS, Ser 2010, 2.00%,
                 12/13/11                                             3,121,747
   2,000,000   Union Twp OH BANS, Ser 2010, 1.25%,
                 9/13/11                                              2,006,921
     630,000   University of Arkansas GO Rev, Ser 2010,
                 Class B, 1.20%, 12/1/11                                630,000
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                              $  23,550,201
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.5%
     800,000   FFCB, 3.00%, 3/3/11                                      803,377
     400,000   FHLB, Ser 1, 0.26%, 1/13/11                              400,000
   3,500,000   FHLB, Ser 1577, 0.88%, 1/20/11                         3,500,676
     100,000   FHLB, Ser 616, 4.63%, 2/18/11                            100,538
   6,700,000   FNMA, 6.25%, 2/1/11                                    6,729,171
   1,000,000   Overseas Private Investment Corp., 0.28%,
                 1/7/11                                               1,000,000
   3,100,000   Overseas Private Investment Corp., Ser 2,
                 0.28%, 1/7/11                                        3,100,000
   8,516,649   Overseas Private Investment Corp., 0.32%,
                 1/7/11                                               8,516,648
   5,648,276   Overseas Private Investment Corp., Ser B,
                 0.32%, 1/7/11                                        5,648,276
   4,310,344   Overseas Private Investment Corp., Ser B,
                 0.32%, 1/7/11                                        4,310,344
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS           $  34,109,030
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENT -- 1.3%
   3,600,000   BMO Capital Markets, 0.200%, dated
                 12/31/10, due 1/3/11, repurchase price
                 $3,600,059, collateralized by Federal Farm
                 Credit Bank, 0.711%, maturing 4/20/11;
                 market value $3,672,097.                         $   3,600,000
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 72.8%
   3,095,000   Agra Enterprises LLC, (LOC: US Bank N.A.)
                 Ser 2004, 0.600%, 1/7/11                             3,095,000
      85,000   Alachua Co FL HFA MFH Rev (Brookside
                 Apts), (LOC: FNMA) Ser 2002, Class B,
                 0.400%, 1/7/11                                          85,000
   1,020,000   Alameda Co CA IDA Rev (Golden West
                 Paper), (LOC: Comerica Bank) Ser 2008,
                 0.390%, 1/7/11                                       1,020,000
   6,000,000   Allen Co OH Hosp Facs Rev, (LOC: Bank of
                 Nova Scotia) Ser 2010, Class C, 0.290%,
                 1/1/11                                               6,000,000
     400,000   Allen Co OH Hosp Facs Rev, (LOC:
                 Wachovia Bank N.A.) Ser 2008, Class C,
                 0.280%, 1/1/11                                         400,000
   1,300,000   Allen Co OH Hosp Facs Rev, (LOC: JP
                 Morgan Chase Bank) Ser 2008, Class B,
                 0.280%, 1/1/11                                       1,300,000
   6,825,000   Alprion LLC, Ser 2004, 0.300%, 1/7/11                  6,825,000
   5,540,000   Anchor Holdings II LLC, Ser 2001, 0.750%,
                 1/7/11                                               5,540,000
   2,200,000   Andrew W Mellon Foundation NY, Ser 2008,
                 0.330%, 1/7/11                                       2,200,000
     755,000   Bank of Kentucky Building LLC, Ser 1999,
                 0.750%, 1/7/11                                         755,000
   1,300,000   Bayloff Properties LLC, (LOC: National City
                 Bank) Ser 1998, Class A, 0.440%, 1/7/11              1,300,000
     400,000   Berks Co PA IDA Rev, (LOC: Wachovia
                 Bank N.A.) Ser 1996, Class B, 0.340%,
                 1/7/11                                                 400,000
     730,000   CA Infra & Econ Dev Bk IDR (Studio
                 Moulding), (LOC: Comerica Bank) Ser
                 2001, Class B, 0.710%, 1/7/11                          730,000
     845,000   CA Infra & Econ Dev Bk Rev, (LOC:
                 Comerica Bank) Ser 2007, Class B, 0.710%,
                 1/7/11                                                 845,000
   4,958,500   Campus Research Corp., (LOC: Wells Fargo
                 Bank N.A.) Ser A, 0.290%, 1/7/11                     4,958,500
     495,000   Century Motors Acura (Elizabeth Connelley
                 Trust), (LOC: US Bank N.A.) Ser 00-1,
                 0.600%, 1/7/11                                         495,000
   5,500,000   Chatom AL IDB Gulf Opp Zone, (SPA:
                 National Rural Utilities Finance) Ser
                 2008, Class A, 0.830%, 5/16/11                       5,500,000
     295,000   CO HFA REV, (LOC: US Bank N.A.) Ser
                 2007, Class B, 0.600%, 1/7/11                          295,000

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 72.8%
               (CONTINUED)
$    180,000   Connelly & Brueshaber #1, (LOC: US Bank
                 N.A.) Ser 2007, 0.600%, 1/7/11                   $     180,000
     115,000   Connelly/Brueshaber Parternship #1, (LOC:
                 US Bank N.A.) Ser 2000, 0.600%, 1/7/11                 115,000
   8,380,000   Cuyahoga OH Rev, (SPA: JP Morgan Chase
                 Bank) Ser 2004, 0.280%, 1/1/11                       8,380,000
   2,565,000   D & I Properties LLC, (LOC: Wells Fargo
                 Bank N.A.) Ser 2004, 0.400%, 1/7/11                  2,565,000
   2,045,000   Diaz Upton LLC, (LOC: State Street Bank)
                 0.340%, 1/7/11                                       2,045,000
   2,475,000   District of Columbia Rev (Pew Charitable),
                 (LOC: PNC Bank N.A.) Ser 2008, Class B,
                 0.320%, 1/7/11                                       2,475,000
   6,855,000   Driftwood Landing Corp., (LOC: National
                 City Bank) Ser 2002, 0.360%, 1/7/11                  6,855,000
     200,000   Dublin Building LLC, (LOC: National City
                 Bank) Ser 1997, 0.440%, 1/7/11                         200,000
     528,000   Fitch Denney Funeral Home, (LOC: FHLB)
                 0.470%, 1/7/11                                         528,000
      70,000   FL Hsg Fin Corp. Rev (Heritage), (LOC:
                 FNMA) Ser 1999, Class I-2, 0.400%, 1/7/11               70,000
     105,000   FL Hsg Fin Corp. Rev (Valencia), (LOC:
                 FNMA) Ser 1999, Class G-2, 0.400%,
                 1/7/11                                                 105,000
     185,000   FL St Hsg Fin Corp. MFH (Avalon Reserve),
                 (LOC: FNMA) Ser 2003, 0.380%, 1/7/11                   185,000
   5,500,000   Flamingo Enterprises, Inc., 0.360%, 1/7/11             5,500,000
   3,190,000   Grasshopper Investments 144a, (LOC: US
                 Bank N.A.) Ser 2004, 0.600%, 1/7/11                  3,190,000
     175,000   Halton Group Americas Inc, (LOC: US Bank
                 N.A.) Ser 2007, 0.490%, 1/7/11                         175,000
     315,000   Iowa Finance Auth. Rev, (LOC: FHLB) Ser
                 2006, Class B, 0.700%, 1/7/11                          315,000
   3,300,000   Jacksonville FL Econ Dev Commn Hlthcare
                 Facs Rev, (LOC: TD Bank N.A.) Ser 2005,
                 0.260%, 1/1/11                                       3,300,000
   5,000,000   Jacksonville FL Health Auth Hosp Facs Rev,
                 (LOC: Bank of America N.A.) Ser 2003,
                 Class A, 0.300%, 1/1/11                              5,000,000
   3,950,000   Jeff Wyler Automotive Family, Inc., 0.750%,
                 1/7/11                                               3,950,000
     610,000   JL Capital One LLC, (LOC: Wells Fargo Bank
                 N.A.) Ser 2002, 0.340%, 1/7/11                         610,000
   6,750,000   Kamps Capital LLC, 0.290%, 1/7/11                      6,750,000
   1,355,000   KS St Dev Fin Auth Rev, (LOC: FHLB) Ser
                 2002, Class O, 0.300%, 1/7/11                        1,355,000
     305,000   La Crosse WI IDR (GGP Inc), (LOC: Wells
                 Fargo Bank N.A.) Ser 2007, Class B,
                 0.340%, 1/7/11                                         305,000
   1,000,000   Labcon North America, Ser 2010, 0.360%,
                 1/7/11                                               1,000,000
     285,000   Lake Oswego OR Redev Agy Rev, (LOC:
                 Wells Fargo Bank N.A.) Ser 2005, Class B,
                 0.340%, 1/7/11                                         285,000
     375,000   Lakeshore Crossing Apartments Ltd., 1.250%,
                 1/7/11                                                 375,000
   5,835,000   Lee Family Partnership, (LOC: FHLB) Ser
                 2004, 0.400%, 1/7/11                                 5,835,000
   7,350,000   Lexington Financial Services, (LOC: LaSalle
                 Bank) 0.310%, 1/7/11                                 7,350,000
   1,865,000   Livingston Co NY IDA Civic Fac Rev, (LOC:
                 HSBC) Ser 2007, Class B, 0.370%, 1/7/11              1,865,000
   1,264,000   M&P Richfield LLC, 0.360%, 1/7/11                      1,264,000
     800,000   Mason City Clinic, (LOC: Wells Fargo Bank
                 N.A.) Ser 1992, 0.290%, 1/7/11                         800,000
     850,000   MBE Investment Co. LLC, Ser 2001, Class A,
                 0.600%, 1/7/11                                         850,000
     370,000   MBE Investment Company LLC, (LOC:
                 FHLB) Ser 2000, Class A, 0.500%, 1/7/11                370,000
     925,000   Mequon WI IDR (Gateway Plastics), (LOC:
                 Bank One) Ser 2001, Class B, 0.440%,
                 1/7/11                                                 925,000
   8,500,000   MI Finance Auth. Rev, (LOC: Bank of
                 Montreal) Ser 2010, 0.340%, 1/7/11                   8,500,000
     950,000   MI St Hsg Dev Auth Multi-Family Rev
                 (Canterbury Apts), (LOC: FHLB) Ser 2003,
                 Class B, 0.680%, 1/7/11                                950,000
   4,740,000   MI St Strategic Fd Ltd Oblig Rev (MOT LLC -
                 Ser B), (LOC: JP Morgan Chase Bank) Ser
                 2004, Class B, 0.570%, 1/7/11                        4,740,000
   1,934,000   Mill Street Village LLC, (LOC: FHLB)
                 0.470%, 1/7/11                                       1,934,000
     700,000   Montgomery Co NY IDA Rev (CNB Fin
                 Corp), (LOC: FHLB) Ser 1996, Class A,
                 0.870%, 1/7/11                                         700,000
     695,000   Mount Carmel East Professional Office
                 Building III LP, Ser 94B, 0.490%, 1/7/11               695,000
   6,500,000   MS Business Fin Corp Rev BANS, Ser 2010 I,
                 0.260%, 1/1/11                                       6,500,000
     280,000   New York NY IDA Civic Fac Rev, (LOC: JP
                 Morgan Chase Bank) Ser 2004, Class B,
                 0.510%, 1/7/11                                         280,000
     280,000   New York NY IDA Civic Fac Rev, (LOC:
                 HSBC) Ser 2006, Class B, 1.370%, 1/7/11                280,000
   1,850,000   NGSP Inc, (LOC: Bank of America N.A.) Ser
                 2006, 0.370%, 1/7/11                                 1,850,000
   2,000,000   NY Westchester County Healthcare Corp. Rev,
                 (LOC: TD Bank N.A.) Ser 2010, Class D,
                 0.360%, 1/7/11                                       2,000,000
   2,000,000   OH St Higher Edl Fac Rev, (SPA: Landesbank
                 Hessen-Thuringen) Ser 2002, Class A,
                 0.340%, 1/1/11                                       2,000,000
   6,200,000   OH St Wtr Dev Auth PCR Facs Rev, (LOC:
                 Barclays Bank PLC) Ser 2006, Class A,
                 0.290%, 1/1/11                                       6,200,000
   7,100,000   Oklahoma City Industrial & Cultural Facilities
                 Trust Rev, (LOC: Bank of America N.A.)
                 Ser 2005, Class A, 0.570%, 1/7/11                    7,100,000
   5,360,000   OSF Finance Company LLC, (LOC: National
                 City Bank) 0.340%, 1/7/11                            5,360,000
     910,000   Pittsburgh Technical Institute, (LOC: Wells
                 Fargo Bank N.A.) Ser 1999, 0.290%, 1/7/11              910,000
   1,190,000   Plymouth WI IDR REV, (LOC: FHLB) Ser
                 1998, 0.460%, 1/7/11                                 1,190,000
   1,423,000   Progress Industrial Properties, Inc., (LOC:
                 FHLB) 0.450%, 1/7/11                                 1,423,000
     500,000   Rise Inc, (LOC: Wells Fargo Bank N.A.) Ser
                 2002, 0.340%, 1/7/11                                   500,000
     300,000   Sarasota Co FL Pub Hosp Dist Rev, (LOC:
                 Northern Trust Co) Ser 2008, Class A,
                 0.260%, 1/1/11                                         300,000
   3,870,000   Springfield MO Redev Auth Rev (Univ Plaza
                 Hotel), (LOC: Bank of America N.A.) Ser
                 2003, 0.570%, 1/7/11                                 3,870,000
   2,105,000   St James Properties, (LOC: FHLB) Ser 2004,
                 0.600%, 1/7/11                                       2,105,000

Touchstone Investment Trust -- Portfolio of Investments
Touchstone Money Market Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               VARIABLE RATE DEMAND NOTES -- 72.8%
               (CONTINUED)

$  1,535,000   St Paul MN Port Auth Dist Heating Rev,
                 (LOC: Deutsche Bank AG) Ser 2009,
                 0.300%, 1/7/11                                   $   1,535,000
     815,000   Stonehedge Enterprises, (LOC: FHLB)
                 0.550%, 1/7/11                                         815,000
     100,000   Terre Haute IN Intl Arprt Auth Rev (Tri
                 Aerospace), (LOC: Northern Trust Co) Ser
                 2001, Class T, 1.260%, 1/7/11                          100,000
   8,000,000   TX St Veterans Hsg Assist UTGO, (LIQ:
                 Landesbank Hessen-Thuringen) Ser 1994,
                 0.340%, 1/7/11                                       8,000,000
   1,980,000   VT Edl & Hlth Bldgs, (LOC: TD Banknorth
                 N.A.) Ser 2008, Class A, 0.280%, 1/1/11              1,980,000
     370,000   VT Edl & Hlth Bldgs Fin Rev Bonds, (LOC:
                 TD Banknorth N.A.) Ser 2007, Class A,
                 0.280%, 1/1/11                                         370,000
   1,270,000   WA St Hsg Fin Commn MFH Rev (Vintage
                 Pj), (LOC: FNMA) Ser 2003, Class B,
                 0.280%, 1/7/11                                       1,270,000
     745,000   WA St Hsg Fin MFH Rev (Brittany Park),
                 (LOC: FNMA) Ser 1998, Class B, 0.280%,
                 1/7/11                                                 745,000
     396,000   WAI Enterprises LLC, (LOC: FHLB) Ser
                 2004, 0.600%, 1/7/11                                   396,000
     255,000   Washington MO IDA Indl Rev, (LOC: US
                 Bank N.A.) Ser 2006, 0.300%, 1/7/11                    255,000
     518,000   West Point Market, Inc., (LOC: FHLB) Ser
                  2000, 0.550%, 1/7/11                                  518,000
     500,000   Westgate Investment Fund, (LOC: Wells
                 Fargo Bank N.A.) Ser 2005, 0.290%,
                 1/7/11                                                 500,000
     425,000   Windsor Med Ctr, (LOC: FHLB) Ser 1997,
                 0.450%, 1/7/11                                         425,000
   2,470,000   Yankee Hill Housing LP, (LOC: Wells Fargo
                 Bank N.A.) Ser 2005, 0.340%, 1/7/11                  2,470,000
   1,200,000   York Co SC PCR, (SPA: National Rural
                 Utilities Finance) Ser 2008, Class B-3,
                 0.750%, 3/1/11                                       1,200,000
   1,625,000   Yuengling Beer Co., Inc., (LOC: PNC Bank
                 N.A.) Ser 99A, 0.420%, 1/30/11                       1,625,000
--------------------------------------------------------------------------------
               TOTAL VARIABLE RATE DEMAND NOTES                   $ 198,406,500
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.9%
               (Cost $272,094,452)                                $ 272,094,452

               OTHER ASSETS IN EXCESS OF LIABILITIES --
               0.1%                                                     374,573
--------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                               $ 272,469,025
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
EDR -- Economic Development Revenue
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
GO -- General Obligation
HFA -- Housing Finance Authority/Agency
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
MFH -- Multi-Family Housing
MTN -- Medium Term Note
LOC -- Letter of Credit
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
RANS -- Revenue Anticipation Notes
SPA -- Stand-by Purchase Agreement
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $3,190,000 or 1.2% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                         VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand
  Notes              $         --   $198,406,500   $         --    $198,406,500
U.S.
  Government
  Agency
  Obligations                  --     34,109,030             --      34,109,030
Municipal
  Bonds                        --     23,550,201             --      23,550,201
Corporate
  Bonds                        --     12,428,721             --      12,428,721
Repurchase
    Agreement                  --      3,600,000             --       3,600,000
--------------------------------------------------------------------------------
                                                                   $272,094,452

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust -- Notes to Portfolio of Investments
December 31, 2010 (Unaudited)

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

The High Yield Fund participated in securities lending during the period. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of December 31, 2010, the High Yield Fund had loaned corporate bonds having a fair value of approximately $671,796 and had received collateral valued at $706,173 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

December 31, 2010 (Unaudited)

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of December 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                      NET
                                         GROSS         GROSS      UNREALIZED
                        FEDERAL       UNREALIZED    UNREALIZED   APPRECIATION
                       TAX COST       APPRECIATION  DEPRECIATION (DEPRECIATION)
--------------------------------------------------------------------------------
Core Bond Fund     $   48,532,625  $    1,467,596  $(1,555,063)  $     (87,467)
High Yield Fund    $  145,730,847  $    5,486,683  $  (605,764)  $    4,880,919

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       --------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2011


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       --------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  Feburary 22, 2011